Investments in Associates - Summary of Information in Associates of Company and Company's Ownership (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates and joint ventures [line items]
Beginning balance		R$ 383,851
Interest in earnings of subsidiaries		(130,225)	R$ (28,801)	R$ (1,231)
Ending balance		R$ 780,067	R$ 383,851
Compass Gás e Energia [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		714,190,095
Cosan Lubes Investments Limited [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		34,963,764
Rumo S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		1,854,158,791
Companhia de Gas de Sao Paulo – COMGAS [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		99.15%
Compass Comercialização S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%
Compass Energia Ltda. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%
Terminal de Regaseificação de São Paulo - TRSP [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%
Rota 4 Participações S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%
Edge II - Empresa de Geração de Energia [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%
Moove Lubricants Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Cinco S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Airport Energy Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Airport Energy Services Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Wessesx Petroleum Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Stanbridge Group Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Lubricants Espana S.L.U. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
TTA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[1]	100.00%	75.00%
Cosan Lubrificantes S.R.L [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		98.00%	98.00%
LubrigrupoII [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Comma Oil & Chemicals Marketing SRL [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Comma Otomotiv Yag Ve Kimyasallari [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Pazarlama Limited Sirketi [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Comma Oil & Chemicals Marketing B.V. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Commercial Lubricants Moove Corp [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Lubrificantese Especialidades S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan U.S Inc [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Ilha Terminal Distribuicao de Produtos Quimicos [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Zip Lube S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Paraguay S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Rumo Malha Oeste S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	100.00%	28.47%
Rumo Malha Paulista S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	100.00%	28.47%
Rumo Malha Sul S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	100.00%	28.47%
Rumo Malha Norte SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	99.74%	28.40%
Rumo Malha Central S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	100.00%	28.47%
Elevacoes Portuarias S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	100.00%	28.47%
Logispot Armazens Gerais S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	51.00%	14.52%
Rumo Luxembourg Sarl [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	100.00%	28.47%
Rumo Intermodal SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	100.00%	28.47%
Boswells S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	100.00%	28.47%
A L L Argentina S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	100.00%	28.47%
Paranagua S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	99.90%	28.47%
A L L Armazens Gerais Ltda [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	100.00%	28.47%
Portofer Ltda [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	100.00%	28.47%
A L L Mesopotamica S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	70.56%	20.09%
A L L Central S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	73.55%	20.94%
Servicios De Inversion Logistica Integrales SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	100.00%	28.47%
Brado Logisticae Participacoes S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	77.65%	17.71%
Brado Logistica S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	77.65%	17.71%
Verde Pinho Fundo de Investimento em Participações [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%
Radar Propriedades Agricolas S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		50.00%
Radar II Propriedades Agricolas S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		50.00%
Nova Agrícola Ponte Alta S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		50.00%
Nova Amaralina S.A Propriedades Agrícolas [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		50.00%
Nova Santa Bárbara Agrícola S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		50.00%
Terras da Ponta Alta S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		50.00%
Castanheira Propriedades Agrícolas S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		50.00%
Manacá Propriedades Agrícolas S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		50.00%
Paineira Propriedades Agrícolas S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		50.00%
Associates [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		R$ 383,851	R$ 377,707
Interest in earnings of subsidiaries		130,225	28,801
Other comprehensive income		7,856	240
Dividends		(15,099)	(17,452)
Capital increase		398,538	1,142
Business Combination		(125,130)
Other		(174)	(6,587)
Ending balance		R$ 780,067	R$ 383,851	377,707
Associates [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]		73.48%
Associates [member] | Cosan S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]		66.74%
Associates [member] | Cosan Limited Partners Brasil Consultoria Ltda [Member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	97.50%	60.00%
Associates [member] | Sinlog Tecnologia em Logstica SA [Member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[2]	72.25%	64.52%
Associates [member] | Compass Gás e Energia [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[3]	88.00%	99.01%
Associates [member] | Cosan Lubes Investments Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		70.00%	70.00%
Associates [member] | Cosan Cayman II Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Associates [member] | Cosan Global Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Associates [member] | Cosan Investimentose Participacoes S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest			100.00%
Associates [member] | Cosan Luxembourg S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[4]	100.00%	100.00%
Associates [member] | Cosan Overseas Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Associates [member] | Pasadena Empreendimentose Participacoes S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Associates [member] | Atlântico Participações Ltda. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%
Associates [member] | Payly Solucoes de Pagamentos S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		75.00%	75.00%
Associates [member] | Rumo S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	[4]	30.35%	30.35%
Associates [member] | Violeta Fundo de Investimento Multimercado [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%
Associates [member] | Radar Propriedades Agricolas S.A. [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		R$ 62,371	R$ 59,860
Interest in earnings of subsidiaries		(1,688)	3,512
Other comprehensive income		1,060	232
Dividends		(879)	(1,233)
Capital increase
Business Combination		(19,565)
Other		(41,299)
Ending balance			62,371	59,860
Associates [member] | Radar II Propriedades Agricolas S.A. [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		33,204	31,975
Interest in earnings of subsidiaries		12,751	1,747
Other comprehensive income		1,553	45
Dividends		(1,854)	(563)
Capital increase
Business Combination		(45,659)
Other		5
Ending balance			33,204	31,975
Associates [member] | Tellus Brasil Participacoes S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		120,920,515
Shares held by Cosan		61,359,623
Cosan ownership interest		50.74%
Economic benefits %		5.00%
Beginning balance		R$ 105,665	102,342
Interest in earnings of subsidiaries		39,938	6,883
Other comprehensive income
Dividends		(2,805)	(3,560)
Capital increase
Business Combination
Other
Ending balance		R$ 142,798	105,665	102,342
Associates [member] | Janus Brasil Participacoes S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		229,689,888
Shares held by Cosan		116,620,166
Cosan ownership interest		50.77%
Economic benefits %		5.00%
Beginning balance		R$ 130,901	126,087
Interest in earnings of subsidiaries		49,235	7,591
Other comprehensive income
Dividends		(1,738)	(3,909)
Capital increase		4,959	1,132
Business Combination
Other
Ending balance		183,357	130,901	126,087
Associates [member] | Other investments [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		996
Interest in earnings of subsidiaries		16,331
Other comprehensive income		5,243
Dividends		(2,854)
Capital increase
Business Combination		(59,906)
Other		41,878
Ending balance		R$ 1,688	996
Associates [member] | Rhall Terminais Ltda
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		28,580
Shares held by Cosan		8,574
Cosan ownership interest		30.00%
Economic benefits %		30.00%
Beginning balance		R$ 3,765
Interest in earnings of subsidiaries		1,145
Other comprehensive income
Dividends		(3)
Capital increase
Business Combination
Other
Ending balance		R$ 4,907	3,765
Associates [member] | Termag - Terminal Marítimo de Guarujá S.A.
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		500,000
Shares held by Cosan		99,246
Cosan ownership interest		19.85%
Economic benefits %		19.85%
Beginning balance		R$ 1,673
Interest in earnings of subsidiaries		3,810
Other comprehensive income
Dividends
Capital increase
Business Combination
Other		(758)
Ending balance		R$ 4,725	1,673
Associates [member] | TGG - Terminal de Granéis do Guarujá S.A.
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		79,747,000
Shares held by Cosan		7,914,609
Cosan ownership interest		9.92%
Economic benefits %		9.92%
Beginning balance		R$ 18,679
Interest in earnings of subsidiaries		3,850
Other comprehensive income
Dividends		(4,966)
Capital increase
Business Combination
Other
Ending balance		R$ 17,563	18,679
Associates [member] | Terminal XXXIX S.A.
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		200,000
Shares held by Cosan		99,246
Cosan ownership interest		49.62%
Economic benefits %		49.62%
Beginning balance		R$ 26,597
Interest in earnings of subsidiaries		4,052
Other comprehensive income
Dividends
Business Combination
Other
Ending balance		R$ 30,649	26,597
Associates [member] | TUP Porto São Luis S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the subsidiary		42,635,878
Shares held by Cosan		20,891,583
Cosan ownership interest		49.00%
Economic benefits %		49.00%
Beginning balance
Interest in earnings of subsidiaries		801
Other comprehensive income
Dividends
Capital increase		393,579
Business Combination
Other
Ending balance		394,380
Associates [member] | Other Investment [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		R$ 51,710	57,443
Interest in earnings of subsidiaries			9,068
Other comprehensive income			37
Dividends			(8,187)
Capital increase			10
Other			(6,587)
Ending balance			R$ 51,710	R$ 57,443

[1]	In August 2021, Moove Lubricants Limited acquired 25% of the remaining interest. A cash consideration of R$32,030 was paid to the non-controlling shareholder.
[2]	Changes in equity interest resulting from the Corporate Reorganization.
[3]	As describe in Note 2, the subsidiary Compass Gás e Energia, , entered into Investment Agreements that resulted in the dilution of the Company's interest. As of December 31, 2021, contributions were made to Compass for a total amount of R$2,250,015.The agreement signed with Atmos has a clause that grants Atmos the option to sell its shares in Compass and the Company is committed to pay any difference between Atmos selling price and the base price determined in the agreement. On December 31, 2021, the option hadno value since Compass' valuation exceeds the base price determined in the contract.
[4]	Management has concluded that there are no material uncertainties that cast doubt on the continuity of the subsidiary. Despite presenting on December 31, 2021, the amount with an unsecured liability of R$ 356,442, as shown below, no events or conditions were identified that, individually or collectively, could raise significant doubts as to the ability to maintain their continuity operational. The subsidiaries have the financial support of the Company